COMMITMENTS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS
COMMITMENTS

NOTE 6. COMMITMENTS

Registration and Stockholders’ Rights

Pursuant to a registration rights agreement entered into on November 3, 2021, the holders of the (i) founder shares, which were issued in a private placement prior to the closing of the Initial Public Offering and (ii) private placement units (including all underlying securities), issued in a private placement simultaneously with the closing of the Initial Public Offering have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement. These holders are entitled to make up to two demands that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Underwriters Agreement

The Representative is entitled to a deferred underwriting commission of 3.8% of the gross proceeds of the Initial Public Offering held in the Trust Account upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

Treatment of VSee and iDoc Securities in the Business Combination

VSee Preferred Stock. The Business Combination Agreement provides that, among other things, immediately prior to the Effective Time, (i) each share of VSee Series A Preferred Stock that is issued and outstanding immediately prior to the Effective Time will be converted into a number of shares of VSee common stock, par value $0.0001 per share (“VSee Common Stock”), at the then-effective conversion rate as calculated pursuant to and in accordance with the terms of the VSee Amended and Restated Certificate of Incorporation; and (ii) each share of VSee Series A-1 Preferred Stock (together with the VSee Series A Preferred Stock, the “VSee Preferred Stock”) that is issued and outstanding immediately prior to the Effective Time will be automatically converted immediately prior to the Effective Time into a number of shares of VSee Common Stock at the then-effective conversion rate as calculated pursuant to and in accordance with the terms of the VSee Amended and Restated Certificate of Incorporation.

VSee Common Stock. At the Effective Time, each share of VSee Common Stock that is issued and outstanding immediately prior to the Effective Time, which includes the VSee Preferred Stock converted to VSee Common Stock immediately prior to the Effective Time (other than any shares of VSee Common Stock held by dissenting stockholders), will be automatically canceled and extinguished and converted into the right to receive the VSee Per Share Cash Consideration and the VSee Per Share Stock Consideration. The “VSee Per Share Cash Consideration” means the VSee Cash Consideration divided by the aggregate number of shares of VSee Common Stock outstanding as of the Effective Time. The “VSee Per Share Stock Consideration means a number of shares of DHAC Common Stock equal to (a) (1) the VSee Stock Consideration, divided by (2) the aggregate number of shares of VSee Common Stock outstanding as of the Effective Time, divided by (b) 10. The “VSee Cash Consideration” means 20% of the VSee Closing Consideration and the “VSee Stock Consideration” means 80% of the fair market value (determined as of the Effective Time) of the VSee Closing Consideration. “VSee Closing Consideration” means (1) $60,500,000, minus (2) an amount equal to a number of stock options exercisable for DHAC Common Stock granted to certain VSee individuals at the Effective Time multiplied by the $10, minus (3) the aggregate amount of VSee’s transaction expenses. 55% of the Distributable Cash will be paid (x) first, to the escrow agent as payment of the VSee indemnity escrow amount (which is 10% of the VSee Cash Consideration), and (y) thereafter, to the VSee stockholders pro rata in accordance with the shares of VSee Common Stock outstanding as of the Effective Time, until the aggregate proceeds received by the VSee stockholders equals the VSee Cash Consideration (minus the VSee indemnity escrow amount). If the VSee Distributable Cash is less than the VSee Cash Consideration, the balance will be paid in DHAC convertible notes. “Distributable Cash” means the excess, if any, of the Aggregate Transaction Proceeds, defined to mean the sum of the aggregate cash proceeds available from the DHAC trust account (after giving effect to any redemptions by DHAC’s public stockholders) and (ii) the aggregate proceeds from any PIPE financing, over $10,000,000.

iDoc Common Stock. At the Effective Time, each share of iDoc common stock, par value $1 per share (“iDoc Common Stock”), that is issued and outstanding immediately prior to the Effective Time (other than any shares of iDoc Common Stock held by dissenting stockholders), will be automatically canceled and extinguished and converted into the right to receive the iDoc Per Share Cash Consideration and the iDoc Per Share Stock Consideration. The “iDoc Per Share Cash Consideration” means the iDoc Cash Consideration divided by the aggregate number of shares of iDoc Common Stock outstanding as of the Effective Time. The “iDoc Per Share Stock Consideration means a number of shares of DHAC Common Stock equal to (a) (1) the iDoc Stock Consideration, divided by (2) the aggregate number of shares of iDoc Common Stock outstanding as of the Effective Time, divided by (b) 10. The “iDoc Cash Consideration” means 20% of the iDoc Closing Consideration and the “iDoc Stock Consideration” means 80% of the fair market value (determined as of the Effective Time) of the iDoc Closing Consideration. “iDoc Closing Consideration” means (1) $49,500,000, minus (2) the aggregate amount of iDoc’s transaction expenses. 45% of the Distributable Cash will be paid (x) first, to the escrow agent as payment of the iDoc indemnity escrow amount (which is 10% of the iDoc Cash Consideration), and (y) thereafter, to the iDoc stockholders pro rata in accordance with the shares of iDoc Common Stock outstanding as of the Effective Time, until the aggregate proceeds received by the iDoc stockholders equals the iDoc Cash Consideration (minus the iDoc indemnity escrow amount). If the iDoc Distributable Cash is less than the iDoc Cash Consideration, the balance will be paid in DHAC convertible notes.

VSee Stock Options. On or prior to the Effective Time, VSee will take all actions necessary to terminate all options to purchase shares of VSee Common Stock and any other awards (collectively, the “VSee Options”) granted under the VSee Lab, Inc. 2008 Stock Plan as amended through July 20, 2021 (the “VSee Equity Plan”) that are outstanding immediately prior to the Effective time, whether vested or unvested, and such VSee Options will cease to represent the right to purchase VSee Common Stock as of the Effective Time.

DHAC Convertible Notes. Any DHAC convertible notes issued to VSee and iDoc stockholders as described above will be convertible at the option of the holder into shares of DHAC Common Stock at a conversion price of $10 per share, bear no interest and will mature in one year unless earlier converted.

VSee Health, Inc. Incentive Plan

DHAC has agreed to approve and adopt the VSee Health, Inc. 2022 Equity Incentive Plan (the “Incentive Plan”) to be effective as of one day prior to the closing of the transactions contemplated by the Business Combination Agreement (“Closing”) and in a form mutually acceptable to DHAC, VSee and iDoc. The Incentive Plan shall provide for an initial aggregate share reserve equal to 15% of the number of shares of DHAC common stock, par value $0.0001 per share (the “DHAC Common Stock”), outstanding following the Closing after giving effect to the Mergers and the transactions contemplated hereby, including without limitation, the PIPE Financing (as defined below). Subject to approval of the Incentive Plan by DHAC’s stockholders, DHAC has agreed to file a Form S-8 Registration Statement with the SEC following the Effective Time with respect to the shares of DHAC Common Stock issuable under the Incentive Plan.

Conditions to Closing

The obligations of DHAC, VSee and iDoc to consummate the Business Combination are subject to certain closing conditions, including, but not limited to, (i) the expiration or termination of any applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (ii) the approval of DHAC’s shareholders, (iii) the approval of VSee’s stockholders, (iv) the approval of iDoc’s stockholders and (v) after giving effect to the transactions contemplated by the Business Combination Agreement, including the PIPE Financing, DHAC having at least $5,000,001 of net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Securities Exchange Act of 1934, as amended) immediately after the Effective Time.

In addition, the obligations of VSee and iDoc to consummate the Business Combination are subject to the fulfillment of other closing conditions, including, but not limited to, (i) the aggregate cash proceeds available for release from DHAC’s trust account (after giving effect to any redemptions of public shares, if any), together with the proceeds from the PIPE Financing, if any, equaling no less than $10,000,000, (ii) the approval by the Nasdaq Capital Market of DHAC’s listing application in connection with the Business Combination and (iii) the DHAC board of directors consisting of the number of directors, and comprising the individuals, as contemplated by the Business Combination Agreement.

PIPE Securities Purchase Agreement.

Concurrently with the execution of the Business Combination Agreement, DHAC has entered into a securities purchase agreement (the “PIPE Securities Purchase Agreement”), with certain institutional and accredited investors (the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to subscribe for and purchase, and DHAC has agreed to issue and sell to the PIPE Investors, immediately prior to the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), (a) promissory notes (the “PIPE Notes”) convertible into shares of DHAC common stock, par value $0.0001 per share (the “DHAC Common Stock”), and (b) warrants exercisable for shares of DHAC Common Stock (the “PIPE Warrant” and the financing under the PIPE Securities Purchase Agreement hereinafter referred to as the “PIPE Financing”) for aggregate proceeds of at least $10,000,000 (the “Aggregate Closing PIPE Proceeds”).

The Aggregate Closing PIPE Proceeds will be a part of the aggregate cash proceeds available for release to DHAC and the Merger Subs in connection with the transactions contemplated by the Business Combination Agreement. The PIPE Warrants are exercisable into shares of DHAC Common Stock, $0.0001 par value per share, at a price of $12.50 per share, and expire five (5) years from the date of issuance. The PIPE Notes are convertible into shares of DHAC Common Stock, $0.0001 par value per share, at a price of $10.00 per share, bear interest at 7.00% per annum, and mature on the eighteen (18) month anniversary of the issuance date of the PIPE Notes.

The PIPE Securities Purchase Agreement also provides that at any time after the date of the PIPE Securities Purchase Agreement and including (x) with respect to the PIPE Investors’ right to purchase Additional Offering Securities further to an Additional Offering (as each term is defined below) the earlier to occur of (I) the first anniversary of the date of the PIPE Securities Agreement and (II) the date of the consummation of one or more Subsequent Placements (as defined in the PIPE Securities Purchase Agreement) with the

PIPE Investors on terms identical to the PIPE Securities Purchase Agreement and the other PIPE Financing documents in all material respects with an aggregate purchase price of at least $10 million (the “Additional Offering”, and the securities thereof, the “Additional Offering Securities”) and (y) with respect to Buyer’s right to participate in a Subsequent Placement other than an Additional Offering the earlier to occur of (I) the maturity date of the PIPE Notes, (II) the date all principal and interest due and owing under the PIPE Notes is either converted into DHAC Common Stock and/or repaid in full and (III) the date of the consummation of a Subsequent Placement by the Company with gross proceeds, paid in cash, of at least $5,000,000, in either case, neither the Company nor any of its subsidiaries shall, directly or indirectly, effect any Subsequent Placement unless the Company shall have first complied with the PIPE Investors’ participation right described herein and set forth in the PIPE Securities Purchase Agreement. With respect to (i) Additional Offerings, DHAC is required to offer 100% of the Additional Offering Securities to the PIPE Investors; and (ii) Subsequent Placements, DHAC is required to offer 25% of the Offered Securities to the PIPE Investors.

The shares of DHAC Common Stock to be issued pursuant to the PIPE Securities Purchase Agreement have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and will be delivered in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder.

Pursuant to the PIPE Securities Purchase Agreement, the PIPE Investors will enter into a registration rights agreement (the “PIPE Registration Rights Agreement”) at the closing of the transactions contemplated by the PIPE Securities Purchase Agreement (the “PIPE Closing”). Pursuant to the PIPE Registration Rights Agreement, DHAC will agree to provide customary registration rights with respect to the shares of DHAC Common Stock issuable upon conversion of the PIPE Notes and PIPE Warrants. The PIPE Securities Purchase Agreement also provides that at the PIPE Closing, DHAC, VSee, and iDoc and their respective subsidiaries will execute (i) the Security and Pledge Agreement (the “PIPE Security Agreement”), under which DHAC, VSee, and iDoc and their respective subsidiaries will grant to the Collateral Agent (as defined in the PIPE Securities Purchase Agreement) for the PIPE Investors a collateral interest in certain equity interests, personal property, and intellectual property of the parties; and (ii) the Guaranty (the “PIPE Guaranty”), under which DHAC, VSee, and iDoc and their respective subsidiaries will guaranty the performance of all of DHAC’s and VSee’s obligations under the Securities Purchase Agreement and related documents.

Pursuant to the PIPE Securities Purchase Agreement, certain of DHAC’s stockholders will enter into a lock-up agreement (the “PIPE Lock-Up Agreement”) with DHAC. Pursuant to the PIPE Lock-Up Agreement, such stockholders will not (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase, make any short sale or otherwise dispose of or agree to dispose of, directly or indirectly, any shares of DHAC Common Stock or Convertible Securities (as defined in the PIPE Securities Purchase Agreement), or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Securities and Exchange Act of 1934, as amended and the rules and regulations of the Securities and Exchange Commission promulgated thereunder with respect to any shares of Common Stock or Convertible Securities owned directly by the PIPE Investors (including holding as a custodian) or with respect to which each PIPE Investor has beneficial ownership within the rules and regulations of the Securities and Exchange Commission (collectively, the “PIPE Investor Shares”), or (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any of the PIPE Investor Shares, whether any such transaction described in clause (i) or (ii) above is to be settled by delivery of shares of DHAC Common Stock or other securities, in cash or otherwise, (iii) make any demand for or exercise any right or cause to be filed a registration statement, including any amendments thereto, with respect to the registration of any shares of DHAC Common Stock or Convertible Securities or (iv) publicly disclose the intention to do any of the foregoing.

Under the PIPE Lock-Up Agreement, the PIPE Lock-Up Period means the period beginning on the date of the Lock-Up Agreement and ending on the earlier of the eight month anniversary of the Closing Date (or, if earlier, if after the Closing Date the VWAP (as defined in the PIPE Notes) of the DHAC Common Stock exceeds $12.50 (as adjusted for any stock splits, stock dividends, stock combinations recapitalizations and similar events after the Closing Date) for a period twenty (20) consecutive Trading Days (the “Release Triggering Date”), on the Trading Day immediately following such Release Triggering Date).

NOTE 6. COMMITMENTS

Registration and Stockholders’ Rights

Pursuant to a registration rights agreement entered into on November 3, 2021, the holders of the (i) founder shares, which were issued in a private placement prior to the closing of the Initial Public Offering and (ii) private placement units (including all underlying securities), issued in a private placement simultaneously with the closing of the Initial Public Offering have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement. These holders are entitled to make up to two demands that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Underwriters Agreement

The Representative is entitled to a deferred underwriting commission of 3.8% of the gross proceeds of the Initial Public Offering held in the Trust Account upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.